November 2, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

BNY MELLON ETF TRUST

BNY Mellon Core Bond ETF

BNY Mellon Short Duration Corporate Bond ETF

BNY Mellon High Yield Beta ETF

Supplement to the Current Summary Prospectuses and Prospectus

Each of the BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF (each, a “fund” and together, the “funds”) has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in the type of investments suggested by the fund’s name as well as synthetic instruments, such as derivatives, that have economic characteristics similar to such investments (the “80% test”).  Effective January 4, 2021 (the “effective date”), synthetic instruments will not be included for purposes of each fund’s 80% test.  This revision to the 80% test is not expected to change how each fund is managed.

In connection with the change in the 80% test, as of the effective date, the current Summary Prospectuses and Prospectus will be updated as follows:

BNY Mellon Core Bond ETF

The first paragraph of the fund’s “Principal Investment Strategy” section in the Prospectus and Summary Prospectus is replaced with the following:

To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg Barclays US Aggregate Total Return Index and TBA transactions (as defined below) representing bonds included in the index.

The last two sentences of the first paragraph of the “Goal and Approach – BNY Mellon Core Bond ETF” section of the Prospectus are replaced with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, TBA transactions representing bonds and ETFs providing exposure to such securities. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders.  The fund may also invest in derivatives with economic characteristics similar to bonds and TBA transactions representing bonds.

BNY Mellon Short Duration Corporate Bond ETF

The first paragraph of the fund’s “Principal Investment Strategy” section in the Prospectus and Summary Prospectus is replaced with the following:

To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg Barclays US Corporate 1-5 Years Total Return Index.

The last two sentences of the second paragraph of the “Goal and Approach – BNY Mellon Short Duration Corporate Bond ETF” section of the Prospectus are replaced with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds and ETFs providing exposure to such securities. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders.  The fund may also invest in derivatives with economic characteristics similar to corporate bonds.

BNY Mellon High Yield Beta ETF

The first paragraph of the fund’s “Principal Investment Strategy” section in the Prospectus and Summary Prospectus is replaced with the following:

The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg Barclays US Corporate High Yield Total Return Index.  The fund may also invest in derivatives with economic characteristics similar to such bonds or the index.   The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures.

The last three sentences of the first paragraph of the “Goal and Approach – BNY Mellon High Yield Beta ETF” section of the Prospectus are replaced with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities and ETFs providing exposure to such securities.  The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders.  The fund may also invest in derivatives with economic characteristics similar to high yield securities.  The fund considers high yield securities to be securities with ratings that qualify for inclusion in the Bloomberg Barclays US Corporate High Yield Total Return Index.

ETF-STK-1120

November 2, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

BNY MELLON ETF TRUST

BNY Mellon Core Bond ETF

BNY Mellon Short Duration Corporate Bond ETF

BNY Mellon High Yield Beta ETF

Supplement to the Current Statement of Additional Information (“SAI”)

Each of the BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF (each, a “fund” and together, the “funds”) has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in the type of investments suggested by the fund’s name as well as synthetic instruments, such as derivatives, that have economic characteristics similar to such investments (the “80% test”).  Effective January 4, 2021 (the “effective date”), synthetic instruments will not be included for purposes of each fund’s 80% test.  This revision to the 80% test is not expected to change how each fund is managed.

In connection with the change in the 80% test, as of the effective date, the “80% Test” discussion in the “Investment Restrictions” section of the SAI will be replaced with the following:

80% Test.  Pursuant to Rule 35d-1 under the 1940 Act, each of the following funds invests, as a Nonfundamental policy, at least 80% of its assets (plus the amount of borrowings for investment purposes) in the instruments described below (“80% Test”).  With respect to an 80% Test for bonds, TBA transactions may be used to satisfy this Nonfundamental policy.  The funds may also purchase ETFs and look through to the underlying assets of the ETF to satisfy this Nonfundamental policy. Each fund has adopted a policy to provide its shareholders with at least 60 days prior notice of any change in its 80% Test.

Fund	80% Test

BNY Mellon Core Bond ETF	Bonds.
BNY Mellon Short Duration Corporate Bond ETF	Corporate bonds.
BNY Mellon High Yield Beta ETF	High yield securities.

80% Test.  Pursuant to Rule 35d-1 under the 1940 Act, each of the following funds invests, as a Nonfundamental policy, at least 80% of its assets (plus the amount of borrowings for investment purposes) in the instruments described below as well as synthetic instruments, such as derivatives, that have economic characteristics similar to the instruments described below (“80% Test”).  The funds may also purchase ETFs and look through to the underlying assets of the ETF to satisfy this Nonfundamental policy. To the extent derivatives are used to satisfy a fund’s 80% Test, the market value of the derivative instrument(s) will be used for determining compliance with the 80% Test.  Each fund has adopted a policy to provide its shareholders with at least 60 days prior notice of any change in its 80% Test.

Fund	80% Test

BNY Mellon US Large Cap Core Equity ETF	Equity securities of U.S. large-cap companies.
BNY Mellon US Mid Cap Core Equity ETF	Equity securities of U.S. mid-cap companies.
BNY Mellon US Small Cap Core Equity ETF	Equity securities of U.S. small-cap companies.
BNY Mellon International Equity ETF	Equity securities.
BNY Mellon Emerging Markets Equity ETF	Equity securities of emerging market companies.

ETF-SAISTK-1120